Supplementary Financial Statement Information (Inventories By Major Category) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Statement Information [Abstract]
Raw materials	$ 368	$ 419
Finished pulp, paper and packaging products	1,503	1,505
Operating supplies	390	364
Other	59	59
Inventories	$ 2,320	$ 2,347